Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about finance income expense [line items]
Contractual interest on ﬁnancial assets	kr 360	kr 665	kr 1,234
Financial income	691	693	1,295
Net revaluation gains and losses on financial assets	10	(103)	(100)
Financial expenses	(1,674)	(2,116)	(2,702)
Net revaluation gains and losses on financial liabilities	67	9	(69)
Net foreign exchange gains/losses	(1,547)	827	(395)
Financial income and expenses, net	(2,530)	(596)	(1,802)
Financial instruments at fair value through profit or loss	(534)	(257)	47
Financial liabilities designated at fair value through profit or loss	404	(121)	(344)
Financial assets at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	148	148	430
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(525)	(873)	(1,222)
Contractual interest on financial liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(41)	(152)	(132)
Lease interest expense [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(426)	(490)	(551)
Other financial expenses [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	321	131	161
Financial expenses	kr (790)	kr (762)	kr (860)